Leases (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 212,508
2025	187,155
2026	174,479
2027	174,479
2028	174,479
Thereafter	523,438
Total future minimum lease payments	1,446,538
Less: imputed interest	209,990
Total operating lease liabilities	$ 1,236,548	$ 1,421,438